Related-Party Balances and Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 05, 2017	Mar. 31, 2015	Mar. 18, 2015	Nov. 17, 2008
IfrsStatementLineItems [Line Items]
Accounts receivable, current	R$ 173,657	R$ 168,054			R$ 696,283
Undisputed reimbursement							R$ 915,251
Reimbursement receivable related to the reservoirs							696,283
Remaining debit balance							R$ 218,967
Agreement transaction amount						R$ 1,012,310
Inflation adjustment amount						R$ 316,027
Number of shares issued	683,509,869	683,509,869	683,509,869
Monthly installment payable				R$ 609,109
Receivables in current assets	R$ 86,446	R$ 75,377
Receivables in non-current assets	643,534	634,288
Disputed amounts receivable	1,375,137	1,281,409
Actuarial liability amount	2,192,062	2,549,541
Other liabilities, current	7,956	17,255
Other liabilities, non-current	88,264	73,660
Expenses related to personnel assigned by SABESP to other state government entities	734	2,108	R$ 4,881
Expenses related to personnel by other entities to SABESP		13	139
Non-operating assets	3,613	3,613
Net actuarial liability	129,600	319,053
Compensation to Officers	6,369	6,426
Bonus program	1,440	1,439
Total loan agreement related party	11,884	9,420
Total loan agreement related party	11,021	R$ 23,866
Total loan agreement related party	34
Total loan agreement related party	1,009
Total investment amount	10,800,000
Investment financed by FEHIDRO	8,700,000
Investment financed by SABESP	R$ 2,100,000
Financing interest rate	3.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,221,000
Value of shares issued	R$ 87,174
Allowance For Losses [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, current	R$ 52,333	R$ 39,127	R$ 39,417